AST BOND PORTFOLIO 2023
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 92.6%
Asset-Backed Securities — 16.5%
Automobiles — 2.9%
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-01A, Class A, 144A
3.450%	03/20/23	100	$102,228
Bank of The West Auto Trust,
Series 2017-01, Class A3, 144A
2.110%	01/15/23	12	12,471
BMW Floorplan Master Owner Trust,
Series 2018-01, Class A1, 144A
3.150%	05/15/23	100	100,352
CarMax Auto Owner Trust,
Series 2017-04, Class A3
2.110%	10/17/22	10	9,676
Series 2018-04, Class B
3.670%	05/15/24	100	105,288
Chesapeake Funding II LLC (Canada),
Series 2017-03A, Class A2, 144A, 1 Month LIBOR + 0.340% (Cap N/A, Floor 0.000%)
0.446%(c)	08/15/29	2	1,606
Series 2017-04A, Class A1, 144A
2.120%	11/15/29	12	11,766
Enterprise Fleet Financing LLC,
Series 2018-01, Class A2, 144A
2.870%	10/20/23	2	1,649
Ford Credit Auto Owner Trust,
Series 2017-02, Class A, 144A
2.360%	03/15/29	200	205,717
OneMain Direct Auto Receivables Trust,
Series 2018-01A, Class A, 144A
3.430%	12/16/24	87	87,570
			638,323
Collateralized Loan Obligations — 10.3%
Battalion CLO Ltd. (Cayman Islands),
Series 2014-07A, Class A1RR, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)
1.263%(c)	07/17/28	197	196,953
Brookside Mill CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.820% (Cap N/A, Floor 0.000%)
1.043%(c)	01/17/28	187	186,709
CIFC Funding Ltd. (Cayman Islands),
Series 2014-02RA, Class A1, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.268%(c)	04/24/30	250	250,002
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
1.332%(c)	01/22/31	250	249,995
Man GLG US CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1R, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)
1.481%(c)	10/15/28	249	249,292
MidOcean Credit CLO (Cayman Islands),
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.374%(c)	07/20/31	250	249,752
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Ocean Trails CLO (Cayman Islands),
Series 2014-05A, Class ARR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
1.505%(c)	10/13/31	246	$245,916
TICP CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
1.024%(c)	07/20/27	160	159,750
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-04A, Class A1LR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)
1.403%(c)	10/18/31	248	248,650
Voya CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
1.123%(c)	01/18/29	250	250,000
			2,287,019
Consumer Loans — 0.5%
SoFi Consumer Loan Program Trust,
Series 2019-01, Class A, 144A
3.240%	02/25/28	13	12,600
Series 2019-02, Class A, 144A
3.010%	04/25/28	29	29,248
Series 2019-04, Class A, 144A
2.450%	08/25/28	28	28,047
Series 2020-01, Class A, 144A
2.020%	01/25/29	42	42,499
			112,394
Credit Cards — 1.9%
American Express Credit Account Master Trust,
Series 2019-03, Class A
2.000%	04/15/25	200	204,996
BA Credit Card Trust,
Series 2019-A01, Class A1
1.740%	01/15/25	200	204,034
			409,030
Equipment — 0.5%
MMAF Equipment Finance LLC,
Series 2017-AA, Class A4, 144A
2.410%	08/16/24	54	54,255
Series 2019-B, Class A2, 144A
2.070%	10/12/22	55	55,666
			109,921
Student Loans — 0.4%
SoFi Professional Loan Program LLC,
Series 2017-F, Class A2FX, 144A
2.840%	01/25/41	61	62,271
A1

AST BOND PORTFOLIO 2023 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
SoFi Professional Loan Program Trust,
Series 2020-A, Class A1FX, 144A
2.060%	05/15/46	35	$35,513
			97,784

Total Asset-Backed Securities (cost $3,627,432)			3,654,471
Commercial Mortgage-Backed Securities — 19.3%
Citigroup Commercial Mortgage Trust,
Series 2014-GC25, Class A3
3.372%	10/10/47	60	63,713
Series 2015-P01, Class A4
3.462%	09/15/48	300	322,669
Commercial Mortgage Trust,
Series 2012-LC04, Class A4
3.288%	12/10/44	203	205,142
Series 2017-COR2, Class A1
2.111%	09/10/50	65	65,465
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A1
1.502%	08/10/49	35	35,125
Series 2016-C03, Class A2
1.886%	08/10/49	100	100,307
Fannie Mae-Aces,
Series 2019-M25, Class AV1
2.050%	12/25/26	141	144,136
FHLMC Multifamily Structured Pass-Through Certificates,
Series K054, Class A2
2.745%	01/25/26	380	408,149
GS Mortgage Securities Trust,
Series 2015-GC32, Class A3
3.498%	07/10/48	300	320,306
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C28, Class A3
2.912%	10/15/48	218	225,777
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP07, Class A1
1.969%	09/15/50	75	75,172
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2014-C20, Class A3A2, 144A
3.472%	07/15/47	126	125,923
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A2, 144A
3.128%	07/12/50	276	278,073
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class A3
3.479%	05/15/48	400	429,526
Series 2016-C32, Class A1
1.968%	12/15/49	13	13,503
Morgan Stanley Capital I Trust,
Series 2016-UB12, Class A1
1.779%	12/15/49	40	40,173
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A1
2.139%	11/15/50	161	$161,980
Series 2018-C08, Class ASB
3.903%	02/15/51	340	376,922
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C02, Class A3
3.058%	05/10/63	38	38,736
Series 2012-C04, Class A5
2.850%	12/10/45	635	654,336
Wells Fargo Commercial Mortgage Trust,
Series 2017-C41, Class A2
2.590%	11/15/50	180	183,811

Total Commercial Mortgage-Backed Securities (cost $4,125,795)			4,268,944
Corporate Bonds — 35.2%
Agriculture — 2.4%
Archer-Daniels-Midland Co.,
Sr. Unsec’d. Notes
2.750%	03/27/25	160	170,186
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
1.375%	07/23/23	165	168,391
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
1.125%	05/01/23	190	192,907
			531,484
Apparel — 1.5%
VF Corp.,
Sr. Unsec’d. Notes
2.050%	04/23/22	330	335,354
Auto Manufacturers — 1.0%
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.850%	01/06/22	220	224,034
Banks — 11.9%
Bank of America Corp.,
Sr. Unsec’d. Notes, GMTN
3.300%	01/11/23	300	315,342
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
1.600%	04/24/25	45	45,837
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.684%	01/10/23	210	214,816
Citigroup, Inc.,
Sub. Notes
3.875%	03/26/25	95	103,416
Development Bank of Japan, Inc. (Japan),
Sr. Unsec’d. Notes
2.500%	10/18/22	200	206,352

A2

AST BOND PORTFOLIO 2023 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
JPMorgan Chase & Co.,
Sub. Notes
3.375%	05/01/23	260	$275,085
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.870%(ff)	07/09/25	200	217,588
National Securities Clearing Corp.,
Sr. Unsec’d. Notes, 144A
1.200%	04/23/23	250	253,745
PNC Bank NA,
Sub. Notes
2.950%	01/30/23	250	260,678
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN
1.950%	01/17/23	200	205,535
State Street Corp.,
Sr. Unsec’d. Notes
2.825%(ff)	03/30/23	130	133,150
UBS AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.750%	04/21/22	395	400,430
			2,631,974
Chemicals — 1.8%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A
5.125%	04/01/25	70	79,912
LYB International Finance BV,
Gtd. Notes
4.000%	07/15/23	275	295,727
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
3.150%	10/01/22	15	15,474
			391,113
Computers — 0.5%
Apple, Inc.,
Sr. Unsec’d. Notes
3.000%	02/09/24	95	101,430
Diversified Financial Services — 0.4%
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
3.000%	04/02/25	40	42,663
Mastercard, Inc.,
Sr. Unsec’d. Notes
3.300%	03/26/27	40	43,984
			86,647
Electric — 2.3%
Avangrid, Inc.,
Sr. Unsec’d. Notes
3.200%	04/15/25	55	58,947
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series B
2.750%	01/15/22	140	142,278
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
3.625%	06/15/23	285	$301,569
			502,794
Healthcare-Services — 1.8%
Aetna, Inc.,
Sr. Unsec’d. Notes
2.750%	11/15/22	310	319,289
Humana, Inc.,
Sr. Unsec’d. Notes
4.500%	04/01/25	80	89,823
			409,112
Insurance — 2.5%
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.250%	06/15/23	63	68,027
4.569%	02/01/29	222	257,420
Principal Financial Group, Inc.,
Gtd. Notes
3.125%	05/15/23	150	158,289
3.300%	09/15/22	20	20,812
Swiss Re Treasury US Corp. (Switzerland),
Gtd. Notes, 144A
2.875%	12/06/22	55	56,029
			560,577
Machinery-Diversified — 1.2%
Deere & Co.,
Sr. Unsec’d. Notes
2.750%	04/15/25	200	213,008
John Deere Capital Corp.,
Sr. Unsec’d. Notes
2.800%	01/27/23	50	52,289
			265,297
Media — 1.2%
Comcast Corp.,
Gtd. Notes
3.100%	04/01/25	130	140,258
Fox Corp.,
Sr. Unsec’d. Notes
4.030%	01/25/24	110	119,468
			259,726
Oil & Gas — 1.5%
BP Capital Markets America, Inc.,
Gtd. Notes
2.937%	04/06/23	110	115,555
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
1.571%	04/15/23	150	153,678

A3

AST BOND PORTFOLIO 2023 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Phillips 66,
Gtd. Notes
3.700%	04/06/23	65	$68,913
			338,146
Pharmaceuticals — 1.0%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.600%	11/21/24	160	168,814
Cigna Corp.,
Gtd. Notes
3.750%	07/15/23	51	54,511
			223,325
Pipelines — 1.4%
Enterprise Products Operating LLC,
Gtd. Notes
3.350%	03/15/23	300	314,606
Retail — 0.4%
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.300%	07/01/25	90	97,455
Semiconductors — 0.5%
Broadcom, Inc.,
Gtd. Notes
4.700%	04/15/25	105	118,383
Software — 0.4%
Oracle Corp.,
Sr. Unsec’d. Notes
2.500%	04/01/25	75	78,667
Telecommunications — 1.5%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.000%	06/30/22	50	51,348
T-Mobile USA, Inc.,
Sr. Sec’d. Notes, 144A
3.500%	04/15/25	125	134,830
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.450%	03/20/26	140	140,090
			326,268

Total Corporate Bonds (cost $7,412,297)			7,796,392
Residential Mortgage-Backed Security — 0.4%
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MA
3.500%	08/25/58	76	81,385
(cost $76,648)
Sovereign Bonds — 2.1%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	10/11/27	200	217,039
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Kuntarahoitus OYJ (Finland),
Local Gov’t. Gtd. Notes, EMTN
2.375%	03/15/22	200	$204,073
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.500%	09/10/21	50	50,493

Total Sovereign Bonds (cost $450,007)			471,605
U.S. Government Agency Obligation — 0.3%
Federal National Mortgage Assoc.
2.375%	01/19/23	70	72,776
(cost $69,814)
U.S. Treasury Obligations — 18.8%
U.S. Treasury Bonds
1.375%	11/15/40	15	12,771
1.625%	11/15/50	90	75,080
3.625%	08/15/43	155	190,359
3.625%	02/15/44	820	1,008,856
U.S. Treasury Notes
2.125%	09/30/21(k)	1,715	1,732,753
2.875%	05/15/28(k)	605	665,027
U.S. Treasury Strips Coupon
0.775%(s)	05/15/30	25	21,158
0.964%(s)	08/15/30	175	147,014
1.123%(s)	05/15/36	35	24,866
1.159%(s)	02/15/36	45	32,212
1.219%(s)	05/15/37	60	41,356
1.559%(s)	08/15/35	10	7,266
1.643%(s)	05/15/29	25	21,772
1.775%(s)	02/15/40	50	31,730
2.326%(s)	11/15/40	90	55,860
2.334%(s)	11/15/42	25	14,647
2.375%(s)	11/15/41	140	84,334
2.377%(s)	05/15/42	10	5,929

Total U.S. Treasury Obligations (cost $4,441,238)			4,172,990

Total Long-Term Investments (cost $20,203,231)			20,518,563

	Shares
Short-Term Investments — 7.3%
Affiliated Mutual Funds
PGIM Core Short-Term Bond Fund(wf)	108,500	1,000,373
PGIM Core Ultra Short Bond Fund(wf)	630,071	630,071

Total Short-Term Investments (cost $1,631,528)		1,630,444

TOTAL INVESTMENTS—99.9% (cost $21,834,759)		22,149,007

Other assets in excess of liabilities(z) — 0.1%		18,939

Net Assets — 100.0%		$22,167,946

A4

AST BOND PORTFOLIO 2023 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
Aces	Alternative Credit Enhancements Securities
CLO	Collateralized Loan Obligation
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MTN	Medium Term Note
Q	Quarterly payment frequency for swaps
S	Semiannual payment frequency for swaps
Strips	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2021.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wf)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Short-Term Bond Fund and PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
8	10 Year U.S. Treasury Notes	Jun. 2021	$1,047,500	$(16,827)
Short Positions:
47	2 Year U.S. Treasury Notes	Jun. 2021	10,374,148	8,546
6	5 Year U.S. Treasury Notes	Jun. 2021	740,391	2,416
8	10 Year U.S. Ultra Treasury Notes	Jun. 2021	1,149,500	42,884
6	20 Year U.S. Treasury Bonds	Jun. 2021	927,563	28,648
4	30 Year U.S. Ultra Treasury Bonds	Jun. 2021	724,875	35,489
				117,983
				$101,156
Interest rate swap agreements outstanding at March 31, 2021:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
6,365	11/18/23	1.430%(S)	3 Month LIBOR(2)(Q)	$—	$202,429	$202,429
10,230	12/31/23	0.000%(T)	3 Month LIBOR(2)(T)	(53,283)	54,685	107,968
				$(53,283)	$257,114	$310,397

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A5